Subsequent Events (Details) - USD ($)	Feb. 15, 2021	Feb. 09, 2021	Sep. 30, 2021	Feb. 12, 2021	Feb. 10, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Company borrowing				$ 90,000	$ 90,000
Common Class B [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding		8,625,000	8,625,000	8,625,000		8,625,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Repayments of related party debt	$ 90,000
Subsequent Event [Member] | Loan Borrowed Through Promissory Note [Member] | SponsorMember
Subsequent Event [Line Items]
Company borrowing					$ 90,000
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Stock shares recapitalixzed during the period shares		1,437,500
Common Stock, Shares, Outstanding		8,625,000